Accrued Expenses and Other Payables (Tables)	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

The amount of accrued expenses and other payables consisted of the following:

	September 30, 2024	September 30, 2023
Payable for projects	$1,997,888	$2,075,267
Audit fees	280,000	300,000
Accrued salaries	555,714	533,788
Others	32,753	128,037
Total	$2,866,355	$3,037,092